CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Assets, Current [Abstract]
Cash	$ 485,220
Total current assets	608,720
Non-current assets
Total assets	278,756,195
Current liabilities:
Accounts payable and accrued liabilities	1,306,711
Total current liabilities	1,538,555
Non-current liabilities
Total liabilities	48,780,223
Commitments and contingencies (Note 6)
Stockholders' Equity
Preferred Stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding
Additional paid in capital	24,270,617	$ 4,609,955
Retained earnings	(19,271,818)	389,043
Total stockholders' equity	5,000,003	5,000,007
Total liabilities, temporary equity, and stockholders' equity	278,756,195
Blade Urban Air Mobility [Member]
Assets, Current [Abstract]
Cash	7,511,000	12,162,000
Restricted cash	415,000	114,000
Accounts receivable	1,072,000	1,092,000
Prepaid expenses and other current assets	2,114,000	1,011,000
Total current assets	11,112,000	14,379,000
Non-current assets
Investment in joint venture	200,000	200,000
Other non-current assets	136,000	107,000
Intangible assets, net	942,000	533,000
Operating right-of-use asset	569,000	737,000
Deferred Recapitalization Costs, Noncurrent	3,173,000	0
Property and equipment, net	1,674,000	1,759,000
Total assets	17,806,000	17,715,000
Current liabilities:
Accounts payable and accrued liabilities	4,011,000	776,000
Deferred revenue	4,415,000	3,973,000
Operating lease liability, current	394,000	430,000
Note payable	1,165,000	1,165,000
Total current liabilities	9,985,000	6,344,000
Non-current liabilities
Operating lease liability, long term	125,000	291,000
Total liabilities	10,110,000	6,635,000
Commitments and contingencies (Note 6)
Stockholders' Equity
Common stock, $0.00001 par value; 50,300,000 authorized; 12,592,851 and 12,502,885 shares issued and outstanding at September 30, 2020 and 2019, respectively	0	0
Additional paid in capital	51,416,000	48,218,000
Retained earnings	(43,720,000)	(37,138,000)
Total stockholders' equity	7,696,000	11,080,000
Total liabilities, temporary equity, and stockholders' equity	17,806,000	17,715,000
Blade Urban Air Mobility [Member] | Preferred stock - Series Seed
Stockholders' Equity
Preferred Stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding	0	0
Blade Urban Air Mobility [Member] | Preferred stock - Series A
Stockholders' Equity
Preferred Stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding	0	0
Blade Urban Air Mobility [Member] | Preferred stock - Series B
Stockholders' Equity
Preferred Stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding	$ 0	$ 0